Bank Loans - Schedule of Long-term Loan (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Total	$ 7,651,392	$ 73,300
Less: current portion of long-term loans	623,669
Long-term loans	7,027,723	73,300
Southwestern National Bank [Member]
Total	73,300	73,300
Dongguan Rural Commercial Bank [Member]
Total	$ 7,578,092